Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	BROAD CAPITAL ACQUISITION LTD
Entity Central Index Key	0001970371
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 28, 1 Market Street
Entity Address, City or Town	Sydney
Entity Address, Postal Zip Code	NSW 2000
City Area Code	+61 2
Local Phone Number	9265 3030
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6208 Sandpebble Ct.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	469
Local Phone Number	951-3088
Contact Personnel Name	Johann Tse